LONG-TERM DEBT (Summary of Interest Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long-Term Debt [Abstract]
Interest expense on principal	$ 690	$ 966
Amortization of debt issue costs	47	3
Interest expense, total	$ 737	$ 969